INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Attributable to equity owners of the parent	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2017	[1]				1,749,127,404
Equity at beginning of period at Dec. 31, 2017	[1]	$ 3,890		$ 4,331	$ 2	$ 12,753	$ 729	$ (1,486)	$ (7,667)	$ (441)
Profit / (loss) for the period	[1]	(232)	[2],[3]	(254)				(254)		22
Other comprehensive income / (loss)	[1]	(367)	[3]	(280)			(18)	(3)	(259)	(87)
Total comprehensive income / (loss) for the period, net of tax	[1]	(599)	[3]	(534)			(18)	(257)	(259)	(65)
Dividends declared		(391)		(299)				(299)		(92)
Other		(11)		(22)			3	(16)	(9)	11
Number of shares outstanding at end of period (in shares) at Jun. 30, 2018					1,749,127,404
Equity at end of period at Jun. 30, 2018		2,946		3,522	$ 2	12,753	714	(2,012)	(7,935)	(576)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2018					1,749,127,404
Equity at beginning of period at Mar. 31, 2018		3,578		3,994	$ 2	12,753	713	(1,852)	(7,622)	(416)
Profit / (loss) for the period	[4]	(144)	[2],[3]	(142)				(142)		(2)
Other comprehensive income / (loss)	[4]	(385)	[3]	(308)			(1)	(3)	(304)	(77)
Total comprehensive income / (loss) for the period, net of tax	[4]	(529)	[3]	(450)			(1)	(145)	(304)	(79)
Dividends declared		(92)								(92)
Other		(11)		(22)			2	(15)	(9)	11
Number of shares outstanding at end of period (in shares) at Jun. 30, 2018					1,749,127,404
Equity at end of period at Jun. 30, 2018		2,946		3,522	$ 2	12,753	714	(2,012)	(7,935)	(576)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018					1,749,127,404
Equity at beginning of period at Dec. 31, 2018		2,779		3,670	$ 2	12,753	743	(1,412)	(8,416)	(891)
Profit / (loss) for the period		605		565				565		40
Other comprehensive income / (loss)		22		75			0	1	74	(53)
Total comprehensive income / (loss) for the period, net of tax		627		640			0	566	74	(13)
Dividends declared		(405)		(297)				(297)		(108)
Other		(7)		(10)			1	(11)	0	3
Number of shares outstanding at end of period (in shares) at Jun. 30, 2019					1,749,127,404
Equity at end of period at Jun. 30, 2019		2,990		4,000	$ 2	12,753	744	(1,157)	(8,342)	(1,010)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2019					1,749,127,404
Equity at beginning of period at Mar. 31, 2019		3,035		3,933	$ 2	12,753	744	(1,217)	(8,349)	(898)
Profit / (loss) for the period		75		70				70		5
Other comprehensive income / (loss)		(34)		6			0	(1)	7	(40)
Total comprehensive income / (loss) for the period, net of tax		41		76			0	69	7	(35)
Dividends declared		(84)								(84)
Other		(2)		(9)			0	(9)	0	7
Number of shares outstanding at end of period (in shares) at Jun. 30, 2019					1,749,127,404
Equity at end of period at Jun. 30, 2019		$ 2,990		$ 4,000	$ 2	$ 12,753	$ 744	$ (1,157)	$ (8,342)	$ (1,010)

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[4]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.